Operating Leases - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Leases expiration period, Minimum	2022
Leases expiration period, Maximum	2024
Lease, existence of option to renew	true
Lease, existence of option to renew term	Many leases include one or more options to renew
Variable lease cost	¥ 0	¥ 0	¥ 0
Sublease Income	¥ 0	¥ 0	¥ 0